Share-Based Compensation (Details) - USD ($)					6 Months Ended
	Mar. 01, 2023	Jan. 13, 2023	Aug. 08, 2022	Aug. 08, 2022	Mar. 31, 2023
Share-Based Compensation [Abstract]
Restricted shares granted			1,000,000	330,000
Restricted shares vested			520,000	150,000
Restricted shares	178,922	1,000,000		790,000
Unvested restricted shares					1,155,339
Weighted average period					4 months 20 days
Share-based compensation expense (in Dollars)					$ 484,488